Tangible Assets - Investment Properties (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)
Real estate
Investment Properties
Cost of Investment Properties		$ 2,023,910			$ 272,088
Disposals of Investment Properties		(131)
Depreciation Investment Property [Abstract]
Depreciation of Investment Properties Accumulated	$ 130,115	94,710		$ 16,393
Depreciation Transfer From Property And Equipment	(356)	49,040
Depreciation Disposals Investment Properties	(131)
Depreciation for the Period Investment Properties	35,892	29,277
Carrying Amount of Investment Properties	1,890,268	1,929,200
Transfer from Property and equipment		(3,396)		1,751,822
Total Investment Property
Investment Properties
Cost of Investment Properties		2,023,910			$ 272,088
Disposals of Investment Properties		(131)
Depreciation Investment Property [Abstract]
Depreciation of Investment Properties Accumulated	130,115	94,710		16,393
Depreciation Transfer From Property And Equipment	(356)	49,040
Depreciation Disposals Investment Properties	(131)
Depreciation for the Period Investment Properties	35,892		$ 29,277
Carrying Amount of Investment Properties	$ 1,890,268	1,929,200
Transfer from Property and equipment		$ (3,396)		$ 1,751,822